John Hancock Regional Bank Fund Expense Example, No Redemption - Class A C I and R6 [Member] - John Hancock Regional Bank Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 198
Expense Example, No Redemption, 3 Years	614
Expense Example, No Redemption, 5 Years	1,056
Expense Example, No Redemption, 10 Years	$ 2,103